FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [abstract]
Beginning balance	R$ (115,052)	R$ (136,024)
Business combination	(31,923)
Provision / reversal	(28,463)	(10,762)
Foreign exchange	(4,905)	(340)
Write-off	25,725	32,074
Ending balance	R$ (154,618)	R$ (115,052)